Inventories, net	12 Months Ended
Dec. 31, 2017
Inventories, net
Inventories, net

Note 8—Inventories, net

“Inventories, net” consisted of the following:

	December 31,
($ in millions)	2017	2016
Raw materials	1,943	1,692
Work in process	1,595	1,326
Finished goods	1,563	1,369
Advances to suppliers	154	149
	5,255	4,536
Advance payments consumed	(196)	(189)
Total	5,059	4,347

“Work in process” in the table above contains inventoried costs relating to long-term contracts of $176 million and $212 million at December 31, 2017 and 2016, respectively. “Advance payments consumed” in the table above relates to contractual advances received from customers on work in process.